BUSINESS COMBINATION (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 01, 2023	Dec. 31, 2023
Business Combination [Line Items]
Reverse stock split	1-25 Reverse Stock Split
Transaction related expenses	$ 5,700	$ 6,898
Volato Group Inc [Member]
Business Combination [Line Items]
Exchange ratio	$ 0.0101508